Cover Page	6 Months Ended
Jun. 30, 2020
Entity Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Gores Metropoulos, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1804317
Entity Address, Address Line One	9800 Wilshire Blvd.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	209-3010
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001758057